Income tax (expense)/credit	6 Months Ended
Dec. 31, 2022
Income tax (expense)/credit
Income tax (expense)/credit

11         Income tax (expense)/credit

	Three months ended		Six months ended
	31 December		31 December
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Current tax
Current tax on loss/profit for the period	(67)	(60)	(136)	(117)
Foreign tax	(341)	(17)	(367)	(352)
Total current tax expense	(408)	(77)	(503)	(469)
Deferred tax
Origination and reversal of temporary differences	(2,541)	742	5,408	5,415
Total deferred tax credit	(2,541)	742	5,408	5,415
Total income (expense)/credit	(2,949)	665	4,905	4,946

Tax is recognized based on management’s estimate of the weighted average annual tax rate expected for the full financial year. Based on current forecasts, the estimated weighted average annual tax rate used for the year to 30 June 2023 is 20.99% (30 June 2022: 23.43%).

The current year estimated weighted average annual tax rate of 20.99% is driven by UK deferred tax movements, recognized at the substantively enacted increase in UK Corporation tax rate of 25%, effective April 2023.

11         Income tax (expense)/credit (continued)

The prior year estimated weighted average annual tax rate of 23.43% was also largely driven by the UK deferred tax movements.

In addition to the amounts recognized in the statement of profit or loss, the following amounts relating to tax have been recognized in other comprehensive income:

	Three months ended		Six months ended
	31 December		31 December
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Deferred tax (Note 18)	(517)	(350)	(419)	(291)
Total income tax expense recognized in other comprehensive income	(517)	(350)	(419)	(291)